Derivative financial instruments	12 Months Ended
Sep. 30, 2021
Derivative financial instruments
Derivative financial instruments

Note 20. Derivative financial instruments

Accounting policy

Derivative financial instruments are instruments whose values are derived from the value of an underlying asset, reference rate or index and include forwards, futures, swaps and options.

The Group uses derivative financial instruments for meeting customers’ needs, our asset and liability risk management (ALM) activities, and undertaking market making and positioning activities.

Trading derivatives

Derivatives which are used in our ALM activities but are not designated into a hedge accounting relationship are considered economic hedges, and are adjusted for cash earnings purposes due to the accounting mismatch between the fair value of the derivatives and the accounting treatment of the underlying exposure (refer to Note 2 for further details). These derivatives, along with derivatives used for meeting customers’ needs and undertaking market making and positioning activities, are measured at FVIS and are disclosed as trading derivatives.

Hedging derivatives

Hedging derivatives are those which are used in our ALM activities and have also been designated into one of three hedge accounting relationships: fair value hedge; cash flow hedge; or hedge of a net investment in a foreign operation. These derivatives are measured at fair value. These hedge designations and the associated accounting treatment are detailed below.

For more details regarding the Group’s ALM activities, refer to Note 21.

Fair value hedges

Fair value hedges are used to hedge the exposure to changes in the fair value of an asset or liability.

Changes in the fair value of derivatives and the hedged asset or liability in fair value hedges are recognised in interest income. The carrying value of the hedged asset or liability is adjusted for the changes in fair value related to the hedged risk.

If a hedge is discontinued, any fair value adjustments to the carrying value of the asset or liability are amortised to net interest income over the period to maturity. If the asset or liability is sold, any unamortised adjustment is immediately recognised in net interest income.

Cash flow hedges

Cash flow hedges are used to hedge the exposure to variability of cash flows attributable to an asset, liability or future forecast transaction.

For effective hedges, changes in the fair value of derivatives are recognised in the cash flow hedge reserve through OCI and subsequently recognised in interest income when the cash flows attributable to the asset or liability that was hedged impact the income statement.

For hedges with some ineffectiveness, the changes in the fair value of the derivatives relating to the ineffective portion are immediately recognised in interest income.

If a hedge is discontinued, any cumulative gain or loss remains in OCI. It is amortised to net interest income over the period in which the asset or liability that was hedged also impacts the income statement.

If a hedge of a forecast transaction is no longer expected to occur, any cumulative gain or loss in OCI is immediately recognised in net interest income.

Net investment hedges

Net investment hedges are used to hedge FX risks arising from a net investment of a foreign operation.

For effective hedges, changes in the fair value of derivatives are recognised in the foreign currency translation reserve through OCI.

For hedges with some ineffectiveness, the changes in the fair value of the derivatives relating to the ineffective portion are immediately recognised in non-interest income.

If a foreign operation is disposed of, any cumulative gain or loss in OCI is immediately recognised in non-interest income.

Note 20. Derivative financial instruments (continued)

Total derivatives

The carrying values of derivative instruments are set out in the tables below.

					Total derivatives
Consolidated	Trading		Hedging		carrying value
$m	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities
2021

Interest rate contracts[1]
Forward rate agreements	1	(1)	-	-	1	(1)
Swap agreements	30,491	(29,630)	3,530	(5,437)	34,021	(35,067)
Options	115	(121)	-	-	115	(121)
Total interest rate contracts	30,607	(29,752)	3,530	(5,437)	34,137	(35,189)
FX contracts
Spot and forward contracts	5,896	(5,554)	38	(51)	5,934	(5,605)
Cross currency swap agreements	6,433	(6,912)	749	(175)	7,182	(7,087)
Options	198	(173)	-	-	198	(173)
Total FX contracts	12,527	(12,639)	787	(226)	13,314	(12,865)
Credit default swaps
Credit protection bought	-	(15)	-	-	-	(15)
Credit protection sold	13	-	-	-	13	-
Total credit default swaps	13	(15)	-	-	13	(15)
Commodity contracts	227	(360)	-	-	227	(360)
Equities	2	-	-	-	2	-
Total of gross derivatives	43,376	(42,766)	4,317	(5,663)	47,693	(48,429)
Impact of netting arrangements	(25,010)	25,240	(3,330)	5,130	(28,340)	30,370
Total of net derivatives	18,366	(17,526)	987	(533)	19,353	(18,059)

2020

Interest rate contracts[1]
Forward rate agreements	14	(14)	-	-	14	(14)
Swap agreements	44,366	(42,724)	5,916	(10,331)	50,282	(53,055)
Options	161	(165)	-	-	161	(165)
Total interest rate contracts	44,541	(42,903)	5,916	(10,331)	50,457	(53,234)
FX contracts
Spot and forward contracts	5,595	(4,797)	61	(46)	5,656	(4,843)
Cross currency swap agreements	4,977	(8,872)	1,450	(141)	6,427	(9,013)
Options	383	(200)	-	-	383	(200)
Total FX contracts	10,955	(13,869)	1,511	(187)	12,466	(14,056)
Credit default swaps
Credit protection bought	-	(59)	-	-	-	(59)
Credit protection sold	57	-	-	-	57	-
Total credit default swaps	57	(59)	-	-	57	(59)
Commodity contracts	352	(204)	-	-	352	(204)
Equities	3	-	-	-	3	-
Total of gross derivatives	55,908	(57,035)	7,427	(10,518)	63,335	(67,553)
Impact of netting arrangements	(34,402)	34,819	(5,566)	9,680	(39,968)	44,499
Total of net derivatives	21,506	(22,216)	1,861	(838)	23,367	(23,054)

1.	The fair value of futures contracts is settled daily with the exchange, and therefore have been excluded from this table.

Note 20. Derivative financial instruments (continued)

					Total derivatives
Parent Entity	Trading		Hedging		carrying value
$m	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities
2021
Interest rate contracts[1]
Forward rate agreements	1	(1)	-	-	1	(1)
Swap agreements	30,779	(29,764)	3,228	(5,261)	34,007	(35,025)
Options	115	(121)	-	-	115	(121)
Total interest rate contracts	30,895	(29,886)	3,228	(5,261)	34,123	(35,147)
FX contracts
Spot and forward contracts	5,929	(5,603)	5	(2)	5,934	(5,605)
Cross currency swap agreements	6,452	(6,925)	519	(34)	6,971	(6,959)
Options	198	(173)	-	-	198	(173)
Total FX contracts	12,579	(12,701)	524	(36)	13,103	(12,737)
Credit default swaps
Credit protection bought	-	(15)	-	-	-	(15)
Credit protection sold	13	-	-	-	13	-
Total credit default swaps	13	(15)	-	-	13	(15)
Commodity contracts	227	(360)	-	-	227	(360)
Equities	1	-	-	-	1	-
Total of gross derivatives	43,715	(42,962)	3,752	(5,297)	47,467	(48,259)
Impact of netting arrangements	(25,299)	25,365	(3,041)	5,005	(28,340)	30,370
Total of net derivatives	18,416	(17,597)	711	(292)	19,127	(17,889)

2020

Interest rate contracts[1]
Forward rate agreements	14	(14)	-	-	14	(14)
Swap agreements	44,511	(43,108)	5,749	(9,807)	50,260	(52,915)
Options	161	(165)	-	-	161	(165)
Total interest rate contracts	44,686	(43,287)	5,749	(9,807)	50,435	(53,094)
FX contracts
Spot and forward contracts	5,641	(4,821)	14	(19)	5,655	(4,840)
Cross currency swap agreements	4,977	(8,872)	900	(9)	5,877	(8,881)
Options	383	(200)	-	-	383	(200)
Total FX contracts	11,001	(13,893)	914	(28)	11,915	(13,921)
Credit default swaps
Credit protection bought	-	(59)	-	-	-	(59)
Credit protection sold	57	-	-	-	57	-
Total credit default swaps	57	(59)	-	-	57	(59)
Commodity contracts	352	(204)	-	-	352	(204)
Equities	3	-	-	-	3	-
Total of gross derivatives	56,099	(57,443)	6,663	(9,835)	62,762	(67,278)
Impact of netting arrangements	(34,521)	35,175	(5,447)	9,324	(39,968)	44,499
Total of net derivatives	21,578	(22,268)	1,216	(511)	22,794	(22,779)

1.The fair value of futures contracts is settled daily with the exchange, and therefore have been excluded from this table.

Note 20. Derivative financial instruments (continued)

Hedge accounting

The Group designates derivatives into hedge accounting relationships in order to manage the volatility in earnings and capital that would otherwise arise from interest rate and FX risks that may result from differences in the accounting treatment of derivatives and underlying exposures. These hedge accounting relationships and the risks they are used to hedge are described below.

The Group enters into one-to-one hedge relationships to manage specific exposures where the terms of the hedged item significantly match the terms of the hedging instrument. The Group also uses dynamic hedge accounting where the hedged items are part of a portfolio of assets and/or liabilities that frequently change. In this hedging strategy, the exposure being hedged and the hedging instruments may change frequently rather than there being a one-to-one hedge accounting relationship for a specific exposure.

Fair value hedges

Interest rate risk

The Group hedges its interest rate risk to reduce exposure to changes in fair value due to interest rate fluctuations over the hedging period. Interest rate risk arising from fixed rate debt issuances and fixed rate bonds classified as investment securities at FVOCI is hedged with single currency fixed to floating interest rate derivatives. The Group also hedges its benchmark interest rate risk from fixed rate foreign currency denominated debt issuances using cross currency swaps. In applying fair value hedge accounting, the Group primarily uses one-to-one hedge accounting to manage specific exposures.

The Group also uses a dynamic hedge accounting strategy for fair value portfolio hedge accounting of some fixed rate mortgages to reduce exposure to changes in fair value due to interest rate fluctuations over the hedging period. These fixed rate mortgages are allocated to time buckets based on their expected repricing dates and the fixed-to-floating interest rate derivatives are designated accordingly to the capacity in the relevant time buckets.

The Group hedges the benchmark interest rate which generally represents the most significant component of the changes in fair value. The benchmark interest rate is a component of interest rate risk that is observable in the relevant financial markets, for example, BBSW for AUD interest rates, LIBOR for USD interest rates and BKBM for NZD interest rates. Ineffectiveness may arise from timing or discounting differences on repricing between the hedged item and the derivative. For the portfolio hedge accounting ineffectiveness also arises from prepayment risk (i.e. the difference between actual and expected prepayment of loans). In order to manage the ineffectiveness from early repayments and accommodate new originations the portfolio hedges are de-designated and redesignated periodically.

Cash flow hedges

Interest rate risk

The Group’s exposure to the volatility of interest cash flows from customer deposits and loans is hedged with interest rate derivatives using a dynamic hedge accounting strategy called macro cash flow hedges. Customer deposits and loans are allocated to time buckets based on their expected repricing dates. The interest rate derivatives are designated accordingly to the gross asset or gross liability positions for the relevant time buckets. The Group hedges the benchmark interest rate which generally represents the most significant component of the changes in fair value. The benchmark interest rate is a component of interest rate risk that is observable in the relevant financial markets, for example, BBSW for AUD interest rates, LIBOR for USD interest rates and BKBM for NZD interest rates. Ineffectiveness may arise from timing or discounting differences on repricing between the hedged item and the interest rate derivative. Ineffectiveness also arises if the notional values of the interest rate derivatives exceed the capacity for the relevant time buckets. The hedge accounting relationship is reviewed on a monthly basis and the hedging relationships are de-designated and redesignated if necessary.

FX risk

The Group’s exposure to foreign currency principal and credit margin cash flows from fixed rate foreign currency debt issuances is hedged through the use of cross currency derivatives in a one-to-one hedging relationship to manage the changes between the foreign currency and AUD. In addition, for floating rate foreign currency debt issuances, the Group hedges from foreign floating to primarily AUD or NZD floating interest rates. These exposures represent the most significant components of fair value. Ineffectiveness may arise from timing or discounting differences on repricing between the hedged item and the cross currency derivative.

Note 20. Derivative financial instruments (continued)

Net investment hedges

FX risk

Structural FX risk results from Westpac’s capital deployed in offshore branches and subsidiaries, where it is denominated in currencies other than Australian dollars. As exchange rates move, the Australian dollar equivalent of offshore capital is subject to change that could introduce significant variability to the Group’s reported financial results and capital ratios.

The Group uses FX forward contracts when hedging the currency translation risk arising from net investments in foreign operations. The Group currently applies hedge accounting to its net investment in New Zealand operations which is the most material offshore operation and therefore the hedged risk is the movement of the NZD against the AUD. Ineffectiveness only arises if the notional values of the FX forward contracts exceed the net investment in New Zealand operations.

Economic hedges

As part of the Group’s ALM activities, economic hedges may be entered into to hedge New Zealand future earnings and long-term funding transactions. These hedges do not qualify for hedge accounting and the impact on the income statement of these hedges is treated as a cash earnings adjustment. This is due to the accounting mismatch between the fair value accounting of the derivatives used in the economic hedges when compared to the recognition of the New Zealand future earnings as they are earned and the amortised cost accounting of the borrowing respectively. Refer to Note 2 for further details.

Interest Rate Benchmark Reform

The Group's hedging relationships include hedged items and hedging instruments that are impacted by IBOR reform. Refer to Note 21.5 for further details of the Group’s exposure to IBOR reform.

Hedging instruments

The following tables show the carrying value of hedging instruments and a maturity analysis of the notional amounts of the hedging instruments in one-to-one hedge relationships categorised by the types of hedge relationships and the hedged risk.

			Notional amounts
				Over
Consolidated			Within	1 year to	Over		Carrying value
$m	Hedging instrument	Hedged risk	1 year	5 years	5 years	Total	Assets	Liabilities
2021

One-to-one hedge relationships
Fair value hedges	Interest rate swap	Interest rate risk	11,674	59,022	54,250	124,946	2,402	(4,889)
	Cross currency swap	Interest rate risk	4,717	5,251	3,604	13,572	227	-
Cash flow hedges	Cross currency swap	FX risk	5,905	5,251	3,604	14,760	522	(175)
Net investment hedges	Forward contracts	FX risk	6,574	-	-	6,574	38	(51)
Total one-to-one hedge relationships			28,870	69,524	61,458	159,852	3,189	(5,115)
Macro hedge relationships
Portfolio fair value hedges	Interest rate swap	Interest rate risk	n/a	n/a	n/a	28,258	60	(24)
Macro cash flow hedges	Interest rate swap	Interest rate risk	n/a	n/a	n/a	201,339	1,068	(524)
Total macro hedge relationships			n/a	n/a	n/a	229,597	1,128	(548)
Total of gross hedging derivatives			n/a	n/a	n/a	389,449	4,317	(5,663)
Impact of netting arrangements			n/a	n/a	n/a	n/a	(3,330)	5,130
Total of net hedging derivatives			n/a	n/a	n/a	n/a	987	(533)

Note 20. Derivative financial instruments (continued)

			Notional amounts
				Over
Consolidated			Within	1 year to	Over		Carrying value
$m	Hedging instrument	Hedged risk	1 year	5 years	5 years	Total	Assets	Liabilities
2020

One-to-one hedge relationships
Fair value hedges	Interest rate swap	Interest rate risk	16,748	60,258	56,979	133,985	4,395	(8,810)
	Cross currency swap	Interest rate risk	4,668	8,381	1,615	14,664	355	-
Cash flow hedges	Cross currency swap	FX risk	5,877	9,590	1,615	17,082	1,095	(141)
Net investment hedges	Forward contracts	FX risk	6,320	-	-	6,320	61	(46)
Total one-to-one hedge relationships			33,613	78,229	60,209	172,051	5,906	(8,997)
Macro hedge relationships
Portfolio fair value hedges	Interest rate swap	Interest rate risk	n/a	n/a	n/a	19,907	-	(187)
Macro cash flow hedges	Interest rate swap	Interest rate risk	n/a	n/a	n/a	174,611	1,521	(1,334)
Total macro hedge relationships			n/a	n/a	n/a	194,518	1,521	(1,521)
Total of gross hedging derivatives			n/a	n/a	n/a	366,569	7,427	(10,518)
Impact of netting arrangements			n/a	n/a	n/a	n/a	(5,566)	9,680
Total of net hedging derivatives			n/a	n/a	n/a	n/a	1,861	(838)

			Notional amounts
				Over
Parent Entity			Within	1 year to	Over		Carrying value
$m	Hedging instrument	Hedged risk	1 year	5 years	5 years	Total	Assets	Liabilities
2021

One-to-one hedge relationships
Fair value hedges	Interest rate swap	Interest rate risk	11,283	57,732	54,250	123,265	2,400	(4,837)
	Cross currency swap	Interest rate risk	3,108	1,682	707	5,497	165	-
Cash flow hedges	Cross currency swap	FX risk	3,108	1,682	707	5,497	354	(34)
Net investment hedges	Forward contracts	FX risk	1,263	-	-	1,263	5	(2)
Total one-to-one hedge relationships			18,762	61,096	55,664	135,522	2,924	(4,873)
Macro hedge relationships
Portfolio fair value hedges	Interest rate swap	Interest rate risk	n/a	n/a	n/a	2,872	7	(1)
Macro cash flow hedges	Interest rate swap	Interest rate risk	n/a	n/a	n/a	180,533	821	(423)
Total macro hedge relationships			n/a	n/a	n/a	183,405	828	(424)
Total of gross hedging derivatives			n/a	n/a	n/a	318,927	3,752	(5,297)
Impact of netting arrangements			n/a	n/a	n/a	n/a	(3,041)	5,005
Total of net hedging derivatives			n/a	n/a	n/a	n/a	711	(292)

2020

One-to-one hedge relationships
Fair value hedges	Interest rate swap	Interest rate risk	16,125	58,628	56,979	131,732	4,390	(8,644)
	Cross currency swap	Interest rate risk	2,981	4,284	1,286	8,551	252	-
Cash flow hedges	Cross currency swap	FX risk	2,981	4,284	1,286	8,551	648	(9)
Net investment hedges	Forward contracts	FX risk	1,240	-	-	1,240	14	(19)
Total one-to-one hedge relationships			23,327	67,196	59,551	150,074	5,304	(8,672)
Macro hedge relationships
Portfolio fair value hedges	Interest rate swap	Interest rate risk	n/a	n/a	n/a	-	-	-
Macro cash flow hedges	Interest rate swap	Interest rate risk	n/a	n/a	n/a	162,033	1,359	(1,163)
Total macro hedge relationships			n/a	n/a	n/a	162,033	1,359	(1,163)
Total of gross hedging derivatives			n/a	n/a	n/a	312,107	6,663	(9,835)
Impact of netting arrangements			n/a	n/a	n/a	n/a	(5,447)	9,324
Total of net hedging derivatives			n/a	n/a	n/a	n/a	1,216	(511)

Note 20. Derivative financial instruments (continued)

The following tables show the weighted average FX rate related to significant hedging instruments in one-to-one hedge relationships.

				Weighted average rate
	Hedging instrument	Hedged risk	Currency pair	2021	2020
Consolidated

Cash flow hedges	Cross currency swap	FX risk	EUR:AUD	0.6823	0.6687
			JPY:AUD	not material	81.4507
			EUR:NZD	0.6086	0.6160
			HKD:NZD	not material	4.9670
Net investment hedges	Forward contracts	FX risk	NZD:AUD	1.0505	1.0838

Parent Entity

Cash flow hedges	Cross currency swap	FX risk	EUR:AUD	0.6823	0.6687
			JPY:AUD	79.6302	81.4507
			CHF:AUD	0.7679	not material
			CNH:AUD	4.9359	4.9492
Net investment hedges	Forward contracts	FX risk	NZD:AUD	1.0460	1.0904

Impact of hedge accounting in the balance sheets and reserves

The following tables show the carrying amount of hedged items in a fair value hedge relationship and the component of the carrying amount related to accumulated fair value hedge accounting adjustments (FVHA).

	2021		2020
		FVHA		FVHA
	Carrying amount of	included in carrying	Carrying amount of	included in carrying
$m	hedged item	amount	hedged item	amount
Consolidated

Interest rate risk
Investment securities	60,657	117	68,862	3,285
Loans	28,340	(59)	20,290	140
Debt issues and loan capital	(84,776)	(1,983)	(96,605)	(4,559)

Parent Entity

Interest rate risk
Investment securities	59,008	101	66,529	3,175
Loans	3,009	(5)	251	8
Debt issues and loan capital	(76,634)	(1,931)	(90,287)	(4,440)

There were no (2020: nil) FVHA included in the above carrying amounts relating to hedged items that have ceased to be adjusted for hedging gains and losses.

The pre-tax impact of cash flow and net investment hedges on reserves is detailed below:

	2021			2020
	Interest	FX		Interest	FX
$m	rate risk	risk	Total	rate risk	risk	Total
Consolidated

Cash flow hedge reserve

Balance as at beginning of year	73	(132)	(59)	(99)	(83)	(182)
Net gains/(losses) from changes in fair value	352	(56)	296	(1)	(94)	(95)
Transferred to interest income	(31)	70	39	173	45	218
Balance as at end of year	394	(118)	276	73	(132)	(59)

Parent Entity

Cash flow hedge reserve

Balance as at beginning of year	83	(53)	30	(70)	(22)	(92)
Net gains/(losses) from changes in fair value	201	(24)	177	16	(44)	(28)
Transferred to interest income	(41)	28	(13)	137	13	150
Balance as at end of year	243	(49)	194	83	(53)	30

Note 20. Derivative financial instruments (continued)

There were losses of $176 million (2020: $43 million) remaining in the cash flow hedge reserve relating to hedge relationships for which hedge accounting is no longer applied for the Group and Parent Entity.

As disclosed in Note 27, the net losses from changes in the fair value of net investment hedges were $198 million (2020: net gains $9 million) for the Group and $41 million (2020: net gains $17 million) for the Parent Entity. Included in the foreign currency translation reserve is a loss of $210 million (2020: $210 million) for the Group and $214 million (2020: $214 million) for the Parent Entity relating to discontinued hedges of our net investment in USD operations. This would only be transferred to the income statement on disposal of the related USD operations.

Hedge effectiveness

Hedge effectiveness is tested prospectively at inception and during the lifetime of hedge relationships. For one-to-one hedge relationships this testing uses a qualitative assessment of matched terms where the critical terms of the derivatives used as the hedging instrument match the terms of the hedged item. In addition, a quantitative effectiveness test is performed for all hedges which could include regression analysis, dollar offset and/or sensitivity analysis.

Retrospective testing is also performed to determine whether the hedge relationship remains highly effective so that hedge accounting can continue to be applied and also to determine any ineffectiveness. These tests are performed using regression analysis and the dollar offset method.

The following tables provide information regarding the determination of hedge effectiveness:

			Change in
			fair value	Change in
			of hedging	value of the		Hedge
			instrument	hedged item	Hedge	ineffectiveness
			used for	used for	ineffectiveness	recognised in
Consolidated			calculating	calculating	recognised in	non-interest
$m	Hedging instrument	Hedged risk	ineffectiveness	ineffectiveness	interest income	income
Consolidated

2021

Fair value hedges	Interest rate swap	Interest rate risk	957	(959)	(2)	n/a
	Cross currency swap	Interest rate risk	(171)	168	(3)	n/a
Cash flow hedges	Interest rate swap	Interest rate risk	280	(321)	(41)	n/a
	Cross currency swap	FX risk	14	(14)	-	n/a
Net investment hedges	Forward contracts	FX risk	(199)	198	n/a	(1)
Total			881	(928)	(46)	(1)

2020

Fair value hedges	Interest rate swap	Interest rate risk	1,403	(1,372)	31	n/a
	Cross currency swap	Interest rate risk	(110)	108	(2)	n/a
Cash flow hedges	Interest rate swap	Interest rate risk	230	(172)	58	n/a
	Cross currency swap	FX risk	(49)	49	-	n/a
Net investment hedges	Forward contracts	FX risk	9	(9)	n/a	-
Total			1,483	(1,396)	87	-

Parent Entity

2021

Fair value hedges	Interest rate swap	Interest rate risk	683	(683)	-	n/a
	Cross currency swap	Interest rate risk	(107)	105	(2)	n/a
Cash flow hedges	Interest rate swap	Interest rate risk	120	(160)	(40)	n/a
	Cross currency swap	FX risk	4	(4)	-	n/a
Net investment hedges	Forward contracts	FX risk	(41)	41	n/a	-
Total			659	(701)	(42)	-

2020

Fair value hedges	Interest rate swap	Interest rate risk	1,408	(1,377)	31	n/a
	Cross currency swap	Interest rate risk	(73)	72	(1)	n/a
Cash flow hedges	Interest rate swap	Interest rate risk	200	(153)	47	n/a
	Cross currency swap	FX risk	(31)	31	-	n/a
Net investment hedges	Forward contracts	FX risk	17	(17)	n/a	-
Total			1,521	(1,444)	77	-